UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Brian C. Janssen

New World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2021

Capturing the
growth potential
of developing
economies

New World Fund seeks to provide you with long-term capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	52.22%	12.74%	6.35%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 1.00% for Class A shares as of the prospectus dated January 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New World Fund for the periods ended April 30, 2021, are shown in the table below, as well as the results of the fund’s primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/newfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

15	Financial statements

19	Notes to financial statements

32	Financial highlights

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual returns
	6 months	1 year	5 years	10 years	Lifetime (since 6/17/99)

New World Fund (Class A shares)	25.28%	53.63%	14.75%	7.00%	8.95%
MSCI All Country World Index (ACWI)	28.29	45.75	13.85	9.17	5.98

MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

Source: MSCI. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

New World Fund	1

Investment portfolio April 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	23.98%
China	17.91
Eurozone*	11.26
Brazil	7.73
India	7.63
Taiwan	2.95
Hong Kong	2.92
Japan	2.52
United Kingdom	2.09
Other countries	14.60
Short-term securities & other assets less liabilities	6.41
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 89.67%	Shares	Value (000)
Information technology 19.54%
Microsoft Corp.	5,570,688	$1,404,816
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	52,429,500	1,134,151
PayPal Holdings, Inc.[2]	3,589,034	941,368
PagSeguro Digital Ltd., Class A2	15,337,737	701,548
Mastercard Inc., Class A	1,711,100	653,743
Adobe Inc.[2]	1,061,800	539,755
Silergy Corp.[1,3]	4,823,000	509,805
ASML Holding NV	769,590	500,740
Broadcom Inc.	1,063,600	485,214
Keyence Corp.	868,100	417,171
StoneCo Ltd., Class A2	6,291,909	406,709
Cree, Inc.[2]	3,937,080	391,425
EPAM Systems, Inc.[2]	724,121	331,466
Samsung Electronics Co., Ltd.	2,984,576	218,675
Network International Holdings PLC[2,3]	35,233,673	204,321
Micron Technology, Inc.[2]	2,333,795	200,870
Accenture PLC, Class A	561,200	162,731
Apple Inc.	1,140,200	149,891
Visa Inc., Class A	611,371	142,792
Hexagon AB, Class B	1,115,597	106,400
Kingdee International Software Group Co. Ltd.	31,855,767	105,396
TELUS International (Cda) Inc., subordinate voting shares[2]	3,326,332	100,555
Cognizant Technology Solutions Corp., Class A	1,183,000	95,113
Tokyo Electron Ltd.	203,100	89,796
MediaTek Inc.[1]	2,000,000	88,240
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	5,793,088	85,390
GDS Holdings Ltd., Class A2	8,005,400	83,272
Edenred SA	1,463,939	82,985
Trimble Inc.[2]	966,845	79,281
FleetCor Technologies, Inc.[2]	268,600	77,282
NetEase, Inc.	3,289,700	74,199
Advanced Micro Devices, Inc.[2]	822,500	67,133
NXP Semiconductors NV	337,000	64,876
Atlassian Corp. PLC, Class A2	253,325	60,180
Halma PLC	1,543,000	55,149
Logitech International SA	483,800	54,247
Globant SA2	228,400	52,345
Nokia Corp.[2]	10,245,487	48,562
Autodesk, Inc.[2]	159,600	46,589
Yeahka Ltd.[2,4]	5,295,200	43,696
Marvell Technology, Inc.	959,399	43,374
ON Semiconductor Corp.[2]	1,069,900	41,726
Aspen Technology, Inc.[2]	270,792	35,430
Chindata Group Holdings Ltd., Class A (ADR)[2,4]	2,222,200	29,311

2	New World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Nice Ltd. (ADR)	119,000	$28,706
VeriSign, Inc.[2]	121,753	26,636
Intel Corp.	413,514	23,790
KLA Corp.	72,300	22,800
Linklogis Inc., Class B2	7,379,500	22,800
Hamamatsu Photonics KK	392,000	22,740
SAP SE	155,400	21,814
CMC Materials, Inc.	108,500	19,902
TravelSky Technology Ltd., Class H	8,463,000	18,587
Elastic NV, non-registered shares[2]	133,990	16,162
Infineon Technologies AG	384,882	15,531
Amadeus IT Group SA, Class A, non-registered shares[2]	193,593	13,197
Coforge Ltd.	260,197	10,078
		11,470,461

Consumer discretionary 12.68%
MercadoLibre, Inc.[2]	708,506	1,113,049
LVMH Moët Hennessy-Louis Vuitton SE	765,383	576,218
General Motors Company[2]	8,986,700	514,219
Evolution Gaming Group AB	1,786,798	352,904
Galaxy Entertainment Group Ltd.[2]	34,834,000	306,736
Meituan, Class B2	7,992,200	306,611
Hermès International	239,766	300,942
Alibaba Group Holding Ltd.[2]	7,289,620	211,150
Alibaba Group Holding Ltd. (ADR)[2]	369,200	85,267
EssilorLuxottica	1,341,819	223,267
Naspers Ltd., Class N	844,081	192,674
XPeng Inc., Class A (ADR)[2,4]	6,023,992	180,178
Pop Mart International Group Ltd.[2,4]	20,166,400	166,934
Booking Holdings Inc.[2]	64,575	159,247
Kering SA	182,192	145,990
JD Health International Inc.[2,4]	9,195,950	143,247
adidas AG2	424,472	131,076
Li Ning Co. Ltd.	15,826,617	129,176
Marriott International, Inc., Class A2	848,100	125,960
Delivery Hero SE2	780,055	123,839
YUM! Brands, Inc.	985,380	117,773
Jumbo SA1	5,625,631	105,165
Zhongsheng Group Holdings Ltd.	13,621,250	103,197
NIKE, Inc., Class B	760,185	100,816
Melco Resorts & Entertainment Ltd. (ADR)[2]	5,176,700	99,859
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,564,156	97,798
Cie. Financière Richemont SA, Class A	920,499	94,383
Wyndham Hotels & Resorts, Inc.	1,250,000	91,387
Huazhu Group Ltd. (ADR)[2]	1,508,989	88,970
Trip.com Group Ltd. (ADR)[2]	2,190,835	85,618
IDP Education Ltd.	4,725,012	82,699
Industria de Diseño Textil, SA	2,077,799	73,992
Domino’s Pizza, Inc.	170,600	72,051
Astra International Tbk PT	185,396,600	70,591
Wynn Macau, Ltd.[2]	34,863,600	67,054
China MeiDong Auto Holdings Ltd.	13,296,000	66,499
JD.com, Inc., Class A2	1,547,000	59,508
Midea Group Co., Ltd., Class A	3,946,874	48,894
Samsonite International SA2	25,451,700	47,248
Aptiv PLC[2]	326,700	47,009
SAIC Motor Corp. Ltd., Class A	10,764,943	33,369
Inchcape PLC	3,076,000	33,199
Flutter Entertainment PLC (CDI)[2]	160,346	32,863
Maruti Suzuki India Ltd.	363,485	31,679
Suzuki Motor Corp.	757,300	28,736
Shangri-La Asia Ltd.[2]	28,650,000	27,294
Airbnb, Inc., Class A2,4	137,265	23,707
Lojas Americanas SA, ordinary nominative	5,023,078	18,355
Entain PLC[2]	760,000	17,754
Levi Strauss & Co., Class A	575,500	16,609
InterContinental Hotels Group PLC[2]	219,160	15,594
Vivo Energy PLC	11,251,842	15,539

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Stellantis NV	868,735	$14,422
Wynn Resorts, Ltd.[2]	94,200	12,095
Fast Retailing Co., Ltd.	11,100	9,111
Cyrela Brazil Realty SA, ordinary nominative	979,400	4,242
		7,443,763

Financials 11.83%
Kotak Mahindra Bank Ltd.[2]	39,146,126	924,213
HDFC Bank Ltd.[2]	37,957,375	723,712
HDFC Bank Ltd. (ADR)[2]	984,400	69,184
AIA Group Ltd.	61,524,800	783,342
Société Générale[2]	15,769,898	448,768
Sberbank of Russia PJSC (ADR)	19,975,524	314,503
Ping An Insurance (Group) Company of China, Ltd., Class H	26,431,700	289,063
Ping An Insurance (Group) Company of China, Ltd., Class A	432,343	4,844
B3 SA - Brasil, Bolsa, Balcao	27,475,429	260,488
Bajaj Finance Ltd.[2]	3,388,000	249,364
UniCredit SpA	22,542,720	232,047
Capitec Bank Holdings Ltd.	2,256,225	231,247
Banco Santander, SA	57,592,920	222,610
ICICI Bank Ltd. (ADR)[2]	10,700,004	174,410
ICICI Bank Ltd.[2]	4,819,247	39,069
XP Inc., Class A2	4,507,082	178,480
Bajaj Finserv Ltd.[2]	1,053,900	157,100
Banco Bilbao Vizcaya Argentaria, SA	23,689,100	133,017
S&P Global Inc.	333,300	130,117
HDFC Life Insurance Company Ltd.[2]	14,275,000	128,176
China Merchants Bank Co., Ltd., Class H	15,131,100	122,038
Hong Kong Exchanges and Clearing Ltd.	1,974,000	119,440
TCS Group Holding PLC (GDR)[4]	1,609,668	93,039
TCS Group Holding PLC (GDR)[5]	264,560	15,291
Moody’s Corp.	295,050	96,396
Futu Holdings Ltd. (ADR)[2,4]	629,056	93,591
Fairfax Financial Holdings Ltd., subordinate voting shares[4]	200,872	91,775
Discovery Ltd.[2]	7,280,988	66,271
Lufax Holding Ltd. (ADR)[2,4]	5,390,000	64,141
Eurobank Ergasias Services and Holdings SA1,2	63,516,000	59,996
DBS Group Holdings Ltd.	2,495,616	56,092
Bank Mandiri (Persero) Tbk PT	117,130,800	50,072
Bank Rakyat Indonesia (Persero) Tbk PT	176,837,100	49,581
Alpha Services and Holdings SA1,2	31,154,000	49,430
AU Small Finance Bank Ltd.[2]	3,318,252	44,990
UBS Group AG	2,900,000	44,218
Chubb Ltd.	200,000	34,318
Moscow Exchange MICEX-RTS PJSC	12,966,638	30,511
Axis Bank Ltd.[2]	2,786,000	26,889
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	16,008,410	18,065
Bank of the Philippine Islands	7,447,230	12,806
China Construction Bank Corp., Class H	16,084,000	12,734
		6,945,438

Health care 11.63%
Zai Lab Ltd. (ADR)[2,3]	4,846,500	805,537
Thermo Fisher Scientific Inc.	1,125,013	529,015
Carl Zeiss Meditec AG, non-registered shares	2,647,080	466,388
CanSino Biologics Inc., Class H2,4	8,087,835	405,029
WuXi Biologics (Cayman) Inc.[2]	27,378,105	385,942
Abbott Laboratories	2,717,700	326,341
Notre Dame Intermédica Participações SA2	18,851,160	282,036
BeiGene, Ltd. (ADR)[2]	659,354	226,515
BeiGene, Ltd.[2]	693,600	18,662
AstraZeneca PLC	1,942,416	206,961
Pharmaron Beijing Co., Ltd., Class H	5,172,800	107,282
Pharmaron Beijing Co., Ltd., Class A	3,462,800	86,785
WuXi AppTec Co., Ltd., Class H	5,890,603	139,307
WuXi AppTec Co., Ltd., Class A	1,918,110	47,053
PerkinElmer, Inc.	1,425,970	184,848

4	New World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Danaher Corp.	724,282	$183,924
BioMarin Pharmaceutical Inc.[2]	2,244,413	174,885
CSL Ltd.	751,000	156,875
bioMérieux SA	1,187,000	141,166
Jiangsu Hengrui Medicine Co., Ltd., Class A	10,729,926	139,440
Koninklijke Philips NV (EUR denominated)[2]	2,415,304	136,130
Olympus Corp.	5,809,700	119,474
Shionogi & Co., Ltd.	2,135,600	112,300
Asahi Intecc Co., Ltd.	3,968,200	106,821
Medtronic PLC	724,000	94,786
Hypera SA, ordinary nominative	14,839,266	94,684
Straumann Holding AG	65,546	93,627
Novo Nordisk A/S, Class B1,4	1,266,810	93,229
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,377,500	78,939
Pfizer Inc.	1,912,100	73,903
Zoetis Inc., Class A	396,000	68,520
Grifols, SA, Class A, non-registered shares	2,300,000	62,355
Hugel, Inc.[2]	375,285	62,247
Ping An Healthcare and Technology Co. Ltd., Class H2,4	5,200,000	60,919
Hikma Pharmaceuticals PLC	1,637,718	55,187
Laurus Labs Ltd.	9,028,000	55,181
Alcon Inc.[2]	725,000	54,380
Yunnan Baiyao Group Co., Ltd., Class A	3,233,644	53,740
Baxter International Inc.	611,400	52,391
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,217,147	49,427
Eli Lilly and Company	255,000	46,606
HOYA Corp.	356,000	40,506
Alibaba Health Information Technology Ltd.[2]	11,625,000	35,469
Mettler-Toledo International Inc.[2]	21,300	27,974
OdontoPrev SA, ordinary nominative	11,023,346	25,914
Aier Eye Hospital Group Co., Ltd., Class A	1,829,557	21,056
Hangzhou Tigermed Consulting Co., Ltd., Class A	759,933	18,379
Novartis AG	128,200	10,944
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	5,459
NMC Health PLC[1,2,6]	812,918	11
		6,824,549

Communication services 9.60%
Tencent Holdings Ltd.	13,719,000	1,100,310
Sea Ltd., Class A (ADR)[2]	3,400,922	858,869
Alphabet Inc., Class C2	280,011	674,860
Alphabet Inc., Class A2	57,314	134,889
Facebook, Inc., Class A2	2,097,550	681,872
Bilibili Inc., Class Z (ADR)[2]	1,968,000	218,172
Bilibili Inc., Class Z2,4	1,608,360	184,487
Netflix, Inc.[2]	735,856	377,840
Yandex NV, Class A2	3,829,109	250,998
Kuaishou Technology, Class B1,2,5,6	4,777,700	134,263
Kuaishou Technology, Class B2,4	2,233,500	75,622
América Móvil, SAB de CV, Series L (ADR)	12,115,300	168,887
Activision Blizzard, Inc.	1,452,175	132,424
Vodafone Group PLC	57,660,505	108,937
MTN Group Ltd.[2]	13,368,563	84,456
Bharti Airtel Ltd.	11,522,338	83,494
NetEase, Inc. (ADR)	736,501	82,532
Indus Towers Ltd.	23,966,539	81,698
Electronic Arts Inc.	472,000	67,062
JOYY Inc., Class A (ADR)	681,000	64,736
Informa PLC	2,497,800	19,394
SoftBank Group Corp.	203,700	18,424
JCDecaux SA2	615,000	15,660
Telkom Indonesia (Persero) Tbk PT, Class B	57,520,000	12,742
		5,632,628

New World Fund	5

Common stocks (continued)	Shares	Value (000)
Materials 6.85%
Vale SA, ordinary nominative (ADR)	33,215,206	$668,290
Vale SA, ordinary nominative	30,370,001	609,519
First Quantum Minerals Ltd.	16,437,000	378,847
Sika AG	860,252	256,592
Gerdau SA (ADR)	36,205,585	222,302
Asian Paints Ltd.	6,439,229	220,493
Freeport-McMoRan Inc.	5,292,808	199,592
Shin-Etsu Chemical Co., Ltd.	701,900	118,493
Rio Tinto PLC	1,376,000	115,464
Shree Cement Ltd.	302,959	114,155
Koninklijke DSM NV	507,000	90,943
Givaudan SA	20,171	84,461
BHP Group PLC	2,600,000	78,439
AngloGold Ashanti Ltd. (ADR)	2,691,278	55,387
AngloGold Ashanti Ltd.	922,907	19,104
Linde PLC	260,450	74,447
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	9,400,000	74,166
LANXESS AG	1,000,000	73,602
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,008,943	62,557
Barrick Gold Corp.	2,822,430	59,977
CCL Industries Inc., Class B, nonvoting shares	1,054,000	59,828
Alrosa PJSC	33,822,582	48,880
Loma Negra Compania Industrial Argentina SA (ADR)[3]	7,675,388	44,901
Arkema SA	308,000	38,510
SIG Combibloc Group AG	1,570,000	38,440
Huntsman Corp.	1,320,000	37,844
Chr. Hansen Holding A/S1,2	357,199	32,852
Celanese Corp.	187,300	29,341
Amcor PLC (CDI)	2,116,000	24,695
Umicore SA	402,146	24,445
Turquoise Hill Resources Ltd.[2]	1,068,636	18,819
BASF SE	222,100	17,912
Asahi Kasei Corp.	1,659,500	17,485
Anglo American PLC	296,000	12,550
		4,023,332

Industrials 5.63%
Airbus SE, non-registered shares[2]	3,149,297	378,397
Safran SA2	2,058,150	307,272
Wizz Air Holdings PLC[2]	3,161,426	213,982
CCR SA, ordinary nominative	90,798,419	201,252
DSV Panalpina A/S1	895,918	200,087
IMCD NV	1,280,366	186,181
InPost SA2	8,165,907	155,607
Copa Holdings, SA, Class A2	1,728,500	149,515
Nidec Corp.	1,280,200	148,238
International Container Terminal Services, Inc.	54,681,000	147,519
Rumo SA2	33,520,625	123,418
Ryanair Holdings PLC (ADR)[2]	994,610	116,220
SMC Corp.	162,999	94,632
TransDigm Group Inc.[2]	147,000	90,220
Centre Testing International Group Co., Ltd.	14,248,320	72,040
ZTO Express (Cayman) Inc., Class A (ADR)	1,992,000	64,063
Boeing Company[2]	258,700	60,616
Spirax-Sarco Engineering PLC	371,000	60,536
Airports of Thailand PCL, foreign registered	30,288,000	60,309
Fortive Corp.	840,000	59,489
Han’s Laser Technology Industry Group Co., Ltd., Class A	7,711,391	47,866
Daikin Industries, Ltd.	228,200	45,790
Epiroc AB, Class B	2,302,349	45,174
Interpump Group SpA	758,279	40,386
ABB Ltd.	1,059,474	34,397
Komatsu Ltd.	1,169,600	34,299
Havells India Ltd.	2,412,638	32,254
Air Lease Corp., Class A	568,800	26,569
Atlas Copco AB, Class B	479,500	24,894
Shanghai International Airport Co., Ltd., Class A	2,535,638	19,254
Experian PLC	480,000	18,508

6	New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	4,000,000	$13,240
Carrier Global Corp.	302,000	13,161
Hefei Meyer Optoelectronic Technology Inc., Class A	1,423,991	10,566
Fluidra, SA, non-registered shares	215,412	7,484
		3,303,435

Consumer staples 5.21%
Kweichow Moutai Co., Ltd., Class A	3,116,409	966,383
Foshan Haitian Flavouring and Food Co. Ltd., Class A	9,953,466	260,699
Nestlé SA	1,543,296	183,996
Bunge Ltd.	1,960,000	165,463
Anheuser-Busch InBev SA/NV	2,290,684	162,016
Carlsberg A/S, Class B1	717,838	126,109
Pernod Ricard SA	594,823	122,072
Raia Drogasil SA, ordinary nominative	20,435,000	98,939
Reckitt Benckiser Group PLC	843,081	75,111
Avenue Supermarts Ltd.[2]	1,827,432	70,383
Wal-Mart de México, SAB de CV, Series V	21,449,000	70,212
ITC Ltd.	25,000,000	68,379
Heineken NV4	544,455	63,127
Constellation Brands, Inc., Class A	262,000	62,964
Unilever PLC (EUR denominated)	987,031	57,648
United Spirits Ltd.[2]	6,916,320	48,512
Nongfu Spring Co., Ltd., Class H2,4	9,050,033	47,943
Shiseido Company, Ltd.	654,500	47,478
Kimberly-Clark de México, SAB de CV, Class A	21,001,800	36,287
Wuliangye Yibin Co., Ltd., Class A	782,878	34,477
L’Oréal SA, non-registered shares[4]	83,828	34,432
Mondelez International, Inc.	530,800	32,278
Philip Morris International Inc.	314,170	29,846
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,391,000	27,785
Fomento Económico Mexicano, SAB de CV	3,312,400	25,654
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	3,468,887	25,022
Herbalife Nutrition Ltd.[2]	545,700	24,977
British American Tobacco PLC	645,300	23,902
Dabur India Ltd.	3,208,497	23,306
Danone SA	326,249	22,997
Uni-Charm Corp.	275,400	10,694
Diageo PLC	145,966	6,553
Yihai International Holding Ltd.	126,000	1,228
		3,056,872

Energy 2.98%
Reliance Industries Ltd.	36,802,795	990,964
Reliance Industries Ltd., interim shares	2,018,451	29,267
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	33,859,999	287,133
Rosneft Oil Company PJSC (GDR)	13,765,939	95,178
New Fortress Energy Inc., Class A4	1,934,000	82,233
Gazprom PJSC (ADR)	12,391,847	75,045
Schlumberger Ltd.	2,204,500	59,632
Chevron Corp.	503,200	51,865
Royal Dutch Shell PLC, Class B	2,331,000	41,818
Total SE	793,799	35,144
		1,748,279

Real estate 2.03%
Shimao Services Holdings Ltd.[2]	79,750,524	207,391
American Tower Corp. REIT	621,525	158,346
ESR Cayman Ltd.[2]	39,421,574	134,742
Longfor Group Holdings Ltd.	18,658,000	116,376
China Resources Land Ltd.	19,240,000	90,283
BR Malls Participacoes SA, ordinary nominative[2,3]	46,058,139	80,720
CK Asset Holdings Ltd.	12,290,500	77,135
Ayala Land, Inc.	85,101,600	56,911
Sunac Services Holdings Ltd.[2]	16,791,299	52,312
KE Holdings Inc., Class A (ADR)[2]	956,472	49,784
Shimao Group Holdings Ltd.	16,389,500	47,474

New World Fund	7

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
CTP NV2	2,773,620	$46,851
Embassy Office Parks REIT	10,504,405	44,332
CIFI Holdings (Group) Co. Ltd.	29,853,131	26,710
		1,189,367

Utilities 1.69%
ENN Energy Holdings Ltd.	20,940,300	356,924
China Gas Holdings Ltd.	63,537,800	229,440
AES Corp.	6,766,854	188,254
Engie SA2	5,912,412	87,928
China Resources Gas Group Ltd.	14,018,000	76,066
Enel SpA	5,203,171	51,714
		990,326

Total common stocks (cost: $30,342,606,000)		52,628,450

Preferred securities 0.72%
Industrials 0.26%
Azul SA, preferred nominative (ADR)[2,4]	4,592,225	97,722
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	10,906,600	47,084
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2,4]	944,799	8,125
		152,931

Consumer discretionary 0.24%
Volkswagen AG, nonvoting preferred shares	460,000	119,842
Lojas Americanas SA, preferred nominative	6,374,661	24,480
		144,322

Information technology 0.12%
Nu Holdings Ltd., Series G, noncumulative, preferred shares[1,2,6,7]	1,447,997	49,257
Nu Holdings Ltd., Series A, noncumulative, preferred shares[1,2,6,7]	247,310	8,413
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares[1,2,6,7]	205,114	6,977
Nu Holdings Ltd., noncumulative, preferred shares[1,2,6,7]	159,392	5,422
Nu Holdings Ltd., Series B, noncumulative, preferred shares[1,2,6,7]	14,160	482
Nu Holdings Ltd., Series D, noncumulative, preferred shares[1,2,6,7]	7,524	256
		70,807

Health care 0.08%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	2,540,072	45,044

Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,382,000	10,358

Real estate 0.00%
Ayala Land, Inc., preferred shares[1,2,6]	30,910,900	—	[8]

Total preferred securities (cost: $360,337,000)		423,462

Rights & warrants 0.59%
Health care 0.49%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,2,5]	9,370,956	229,875
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2022[1,2,5]	3,975,880	45,758
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	669,612	7,707
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	264,679	3,046
		286,386

Consumer staples 0.10%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,5]	2,126,840	55,706

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	1,840,998	786

Total rights & warrants (cost: $161,117,000)		342,878

8	New World Fund

Convertible bonds & notes 0.00%	Principal amount (000)		Value (000)
Health care 0.00%
BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[5]		$1,450	$1,436

Total convertible bonds & notes (cost: $1,450,000)			1,436

Bonds, notes & other debt instruments 2.61%
Bonds & notes of governments & government agencies outside the U.S. 2.29%
Abu Dhabi (Emirate of) 2.50% 2029[5]		22,000	22,749
Abu Dhabi (Emirate of) 1.70% 2031[5]		5,740	5,481
Angola (Republic of) 8.25% 2028		3,470	3,574
Angola (Republic of) 8.00% 2029[5]		30,500	30,842
Angola (Republic of) 8.00% 2029		4,830	4,884
Argentine Republic 1.00% 2029		4,613	1,758
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[9]		13,141	4,783
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[9]		53,246	16,880
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[9]		10,333	3,942
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[9]		71,900	25,848
Armenia (Republic of) 7.15% 2025		6,000	6,682
Bahrain (Kingdom of) 6.75% 2029[5]		6,450	7,115
Belarus (Republic of) 6.875% 2023		20,180	20,646
Belarus (Republic of) 5.875% 2026		2,470	2,399
Belarus (Republic of) 7.625% 2027		4,650	4,837
Belarus (Republic of) 6.20% 2030		2,500	2,390
Cameroon (Republic of) 9.50% 2025		10,142	11,364
Colombia (Republic of) 4.50% 2029		13,425	14,664
Colombia (Republic of) 3.25% 2032		11,800	11,590
Colombia (Republic of) 7.375% 2037		10,950	14,581
Colombia (Republic of) 4.125% 2051		4,360	4,128
Costa Rica (Republic of) 4.375% 2025		4,629	4,716
Costa Rica (Republic of) 6.125% 2031[5]		15,400	16,112
Costa Rica (Republic of) 6.125% 2031		7,593	7,944
Costa Rica (Republic of) 7.00% 2044		385	397
Cote d’Ivoire (Republic of) 4.875% 2032		€1,890	2,286
Dominican Republic 11.00% 2026	DOP	121,900	2,468
Dominican Republic 11.00% 2026		61,700	1,245
Dominican Republic 5.95% 2027		$7,820	8,895
Dominican Republic 8.625% 2027[5]		4,950	6,076
Dominican Republic 11.25% 2027	DOP	100	2
Dominican Republic 6.00% 2028[5]		$4,360	4,981
Dominican Republic 11.375% 2029	DOP	195,700	4,158
Dominican Republic 4.50% 2030[5]		$2,307	2,399
Dominican Republic 5.30% 2041[5]		3,901	3,975
Dominican Republic 7.45% 2044[5]		8,950	10,829
Dominican Republic 7.45% 2044		5,700	6,897
Dominican Republic 6.85% 2045[5]		2,000	2,280
Dominican Republic 5.875% 2060[5]		10,273	10,286
Egypt (Arab Republic of) 5.75% 2024[5]		6,410	6,790
Egypt (Arab Republic of) 5.625% 2030		€3,225	3,903
Egypt (Arab Republic of) 5.875% 2031[5]		$4,700	4,546
Egypt (Arab Republic of) 7.625% 2032[5]		14,100	15,017
Egypt (Arab Republic of) 8.50% 2047		10,000	10,348
Egypt (Arab Republic of) 8.15% 2059[5]		15,000	14,882
Ethiopia (Federal Democratic Republic of) 6.625% 2024		18,400	17,701
Export-Import Bank of India 3.25% 2030		14,800	14,891
Gabonese Republic 6.375% 2024		30,200	31,965
Georgia (Repulbic of) 2.75% 2026[5]		4,995	5,021
Ghana (Republic of) 7.75% 2029[5]		15,000	15,369
Guatemala (Republic of) 4.375% 2027		6,715	7,326
Honduras (Republic of) 6.25% 2027		19,495	21,493
Honduras (Republic of) 5.625% 2030[5]		2,460	2,595
Indonesia (Republic of) 6.625% 2037		8,612	11,606
Indonesia (Republic of) 5.25% 2042		18,644	22,715
Iraq (Republic of) 6.752% 2023		11,500	11,742
Jordan (Hashemite Kingdom of) 4.95% 2025[5]		7,500	7,782
Jordan (Hashemite Kingdom of) 5.75% 2027[5]		21,135	22,497
Kazakhstan (Republic of) 5.125% 2025[5]		9,750	11,380
Kazakhstan (Republic of) 5.125% 2025		5,700	6,653
Kazakhstan (Republic of) 6.50% 2045[5]		7,865	11,390

New World Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Kenya (Republic of) 6.875% 2024[5]		$5,175	$5,752
Kenya (Republic of) 8.25% 2048[5]		29,120	31,213
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	18,100	4,784
Oman (Sultanate of) 4.875% 2025[5]		$2,574	2,706
Oman (Sultanate of) 6.25% 2031[5]		11,500	12,402
Pakistan (Islamic Republic of) 8.25% 2025[5]		9,222	10,300
Pakistan (Islamic Republic of) 6.00% 2026[5]		5,125	5,277
Pakistan (Islamic Republic of) 6.875% 2027[5]		14,600	15,319
Panama (Republic of) 3.75% 2026[5]		20,790	22,421
Panama (Republic of) 4.50% 2047		15,445	17,188
Panama (Republic of) 4.50% 2050		4,525	5,024
Panama (Republic of) 4.30% 2053		6,400	6,896
Paraguay (Republic of) 5.00% 2026		7,095	8,000
Paraguay (Republic of) 5.00% 2026[5]		4,475	5,046
Paraguay (Republic of) 4.70% 2027[5]		8,790	9,818
Paraguay (Republic of) 4.70% 2027		5,500	6,143
Paraguay (Republic of) 4.95% 2031		3,415	3,854
Paraguay (Republic of) 2.739% 2033[5]		1,565	1,498
Peru (Republic of) 6.55% 2037		10,417	14,014
Peru (Republic of) 5.625% 2050		1,240	1,654
Peru (Republic of) 2.78% 2060		10,795	9,240
PETRONAS Capital Ltd. 3.50% 2030[5]		3,400	3,674
PETRONAS Capital Ltd. 4.55% 2050[5]		3,400	4,045
Philippines (Republic of) 1.648% 2031		10,000	9,578
Philippines (Republic of) 6.375% 2034		10,400	14,543
Philippines (Republic of) 2.95% 2045		13,400	12,851
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]		3,045	3,121
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]		5,513	6,000
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]		1,330	1,610
PT Indonesia Asahan Aluminium Tbk 6.53% 2028		1,287	1,558
Qatar (State of) 4.50% 2028[5]		45,000	52,592
Qatar (State of) 3.75% 2030[5]		6,200	6,955
Romania 2.00% 2032		€18,275	22,142
Romania 2.00% 2033		7,080	8,406
Romania 5.125% 2048[5]		$9,300	10,840
Russian Federation 4.375% 2029[5]		10,000	11,215
Russian Federation 4.375% 2029		4,000	4,486
Russian Federation 5.10% 2035		18,000	21,216
Russian Federation 5.25% 2047		12,000	14,790
Senegal (Republic of) 4.75% 2028		€13,200	16,510
Serbia (Republic of) 3.125% 2027		12,500	16,562
South Africa (Republic of) 5.875% 2030		$28,100	31,069
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		1,900	1,722
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		14,000	11,515
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025		3,380	2,278
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		10,530	7,090
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		16,820	11,207
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028		5,360	3,539
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]		7,500	4,960
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		4,740	3,135
Tunisia (Republic of) 6.75% 2023		€5,930	6,949
Tunisia (Republic of) 5.625% 2024		10,725	12,287
Tunisia (Republic of) 5.75% 2025		$8,645	8,134
Turkey (Republic of) 6.375% 2025		5,935	6,102
Turkey (Republic of) 5.875% 2031		22,730	21,367
Turkey (Republic of) 6.00% 2041		16,795	14,767
Turkey (Republic of) 5.75% 2047		31,345	25,901
Ukraine 7.75% 2027		28,014	30,117
Ukraine 9.75% 2028		6,200	7,191
Ukraine 7.375% 2032		29,200	29,580
United Mexican States 3.90% 2025		4,930	5,488
United Mexican States 4.50% 2029		13,100	14,734
United Mexican States 4.75% 2032		10,480	11,800
United Mexican States 4.75% 2044		13,300	14,218
United Mexican States 3.75% 2071		10,285	9,007
United Mexican States, Series M, 7.50% 2027	MXN	201,000	10,543
Venezuela (Bolivarian Republic of) 7.00% 2018[10]		$870	87

10	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	$15,668	$1,567
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	1,317
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	124
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	1,979
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	427
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	1,741	180
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	870	91
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	244
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	454
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	1,449	152
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	152
		1,347,412

Corporate bonds, notes & loans 0.32%
Energy 0.09%
Oleoducto Central SA 4.00% 2027[5]	3,450	3,665
Petrobras Global Finance Co. 5.60% 2031	7,100	7,675
Petrobras Global Finance Co. 6.85% 2115	4,340	4,593
Petróleos Mexicanos 6.875% 2025[5]	8,000	8,744
Petróleos Mexicanos 6.875% 2026	8,024	8,732
Petróleos Mexicanos 6.49% 2027	11,700	12,388
PTT Exploration and Production PCL 2.587% 2027[5]	4,769	4,921
Sinopec Group Overseas Development (2018) Ltd. 3.10% 2051[5]	4,700	4,358
		55,076

Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	13,100	13,353
Power Financial Corp. Ltd. 5.25% 2028	5,907	6,551
Power Financial Corp. Ltd. 6.15% 2028	5,334	6,284
Power Financial Corp. Ltd. 4.50% 2029	2,959	3,100
Power Financial Corp. Ltd. 3.35% 2031	4,010	3,861
		33,149

Communication services 0.04%
Axiata SPV5 Labuan Ltd. 3.064% 2050	4,446	4,083
PLDT Inc. 2.50% 2031	2,590	2,551
Tencent Holdings Ltd. 3.975% 2029	6,300	6,890
Tencent Holdings Ltd. 3.24% 2050[5]	7,100	6,528
		20,052

Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[5]	4,520	5,153
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	1,558	1,787
Mexico City Airport Trust 4.25% 2026	11,060	11,956
		18,896

Consumer discretionary 0.03%
Alibaba Group Holding Ltd. 2.125% 2031	5,926	5,719
Alibaba Group Holding Ltd. 3.15% 2051	7,800	7,396
MercadoLibre, Inc. 3.125% 2031	2,575	2,466
Sands China Ltd. 4.375% 2030	2,675	2,860
		18,441

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[5]	3,485	3,621
Empresas Publicas de Medellin ESP 4.25% 2029[5]	2,062	2,079
Empresas Publicas de Medellin ESP 4.375% 2031[5]	4,132	4,154
State Grid Overseas Investment Ltd. 3.50% 2027[5]	6,825	7,524
		17,378

Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	8,100	8,216
Braskem Idesa SAPI 7.45% 2029[5]	5,564	5,644
GC Treasury Center Company Ltd. 2.98% 2031[5]	2,055	2,048
		15,908

New World Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[5]	$7,700	$7,327

Total corporate bonds, notes & loans		186,227

Total bonds, notes & other debt instruments (cost: $1,506,333,000)		1,533,639

Short-term securities 6.21%	Shares
Money market investments 5.90%
Capital Group Central Cash Fund 0.06%[3,11]	34,619,128	3,462,259

Money market investments purchased with cash collateral from securities on loan 0.31%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[11,12]	54,400,000	54,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[11,12]	45,300,000	45,300
Capital Group Central Cash Fund 0.06%[3,11,12]	221,276	22,130
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[11,12]	19,907,174	19,907
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[11,12]	18,100,000	18,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[11,12]	14,500,000	14,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[11,12]	5,400,000	5,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[11,12]	1,800,000	1,800
		181,537

Total short-term securities (cost: $3,643,431,000)		3,643,796
Total investment securities 99.80% (cost: $36,015,274,000)		58,573,661
Other assets less liabilities 0.20%		115,888

Net assets 100.00%		$58,689,549

12	New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 4/30/2021 (000)	[14]	Unrealized appreciation (depreciation) at 4/30/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	812	June 2021	$(81,200)		$(118,184)		$1,885
30 Year Ultra U.S. Treasury Bond Futures	Long	234	June 2021	23,400		43,502		(699)
								$1,186

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales			at 4/30/2021
(000)	(000)	Counterparty	Settlement date	(000)
USD42,891	EUR36,050	JPMorgan Chase	5/12/2021	$(460)

Investments in affiliates3

						Net
	Value of			Net		unrealized		Value of
	affiliates at			realized		appreciation		affiliates at	Dividend
	11/1/2020	Additions	Reductions	gain (loss)		(depreciation)		4/30/2021	income
	(000)	(000)	(000)	(000)		(000)		(000)	(000)
Common stocks 2.80%
Information technology 1.22%
Silergy Corp.[1]	$267,443	$153,356	$103,268	$65,518		$126,756		$509,805	$—
Network International Holdings PLC[2]	12,827	141,977	—	—		49,517		204,321	—
								714,126
Health care 1.37%
Zai Lab Ltd. (ADR)[2]	394,726	51,868	48,066	26,735		380,274		805,537	—
Hugel, Inc.[2,15]	126,732	—	56,475	14,017		(22,027)		—	—
								805,537
Materials 0.07%
Loma Negra Compania Industrial Argentina SA (ADR)	32,851	—	—	—		12,050		44,901	—
Industrials 0.00%
CCR SA, ordinary nominative[15]	159,139	79,768	53,324	(27,816)		43,485		—	1,645
Real estate 0.14%
BR Malls Participacoes SA, ordinary nominative[2]	47,713	23,972	—	—		9,035		80,720	—
Total common stocks								1,645,284
Short-term securities 5.94%
Money market investments 5.90%
Capital Group Central Cash Fund 0.06%[11]	3,020,465	4,189,228	3,747,434	—	[8]	—	[8]	3,462,259	1,734
Money market investments purchased with cash collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.06%[11,12]	—	22,13016						22,130	—	[17]
Total short-term securities								3,484,389
Total 8.74%				$78,454		$599,090		$5,129,673	$3,379

New World Fund	13

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $2,946,237,000, which represented 5.02% of the net assets of the fund. This amount includes $2,310,824,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $401,143,000, which represented .68% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,027,793,000, which represented 1.75% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 4/30/2021.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 4/30/2021.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Nu Holdings Ltd., Series G, noncumulative, preferred shares	1/27/2021	$49,257	$49,257	.08%
Nu Holdings Ltd., Series A, noncumulative, preferred shares	1/27/2021	8,413	8,413	.02
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares	1/27/2021	6,977	6,977	.01
Nu Holdings Ltd., noncumulative, preferred shares	1/27/2021	5,422	5,422	.01
Nu Holdings Ltd., Series B, noncumulative, preferred shares	1/27/2021	482	482	.00
Nu Holdings Ltd., Series D, noncumulative, preferred shares	1/27/2021	256	256	.00
Total private placement securities		$70,807	$70,807	.12%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

14	New World Fund

Financial statements

Statement of assets and liabilities at April 30, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $401,143 of investment securities on loan):
Unaffiliated issuers (cost: $31,600,902)	$53,443,988
Affiliated issuers (cost: $4,414,372)	5,129,673	$58,573,661
Cash		41,977
Cash collateral pledged for futures contracts		938
Cash collateral pledged for forward currency contracts		570
Cash denominated in currencies other than U.S. dollars (cost: $146,934)		147,265
Receivables for:
Sales of investments	237,601
Sales of fund’s shares	99,786
Dividends and interest	74,997
Variation margin on futures contracts	73
Other	1	412,458
		59,176,869
Liabilities:
Collateral for securities on loan		181,537
Unrealized depreciation on open forward currency contracts		460
Payables for:
Purchases of investments	103,689
Repurchases of fund’s shares	38,056
Investment advisory services	24,404
Services provided by related parties	6,781
Directors’ deferred compensation	3,568
Variation margin on futures contracts	101
Non-U.S. taxes	121,898
Other	6,826	305,323
Net assets at April 30, 2021		$58,689,549

Net assets consist of:
Capital paid in on shares of capital stock		$33,314,370
Total distributable earnings		25,375,179
Net assets at April 30, 2021		$58,689,549

See notes to financial statements.

New World Fund	15

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,

$.01 par value (635,875 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$16,843,798	182,156		$92.47
Class C	629,221	7,103		88.58
Class T	16	—	*	92.35
Class F-1	1,420,889	15,470		91.85
Class F-2	19,297,411	209,129		92.28
Class F-3	6,831,701	73,783		92.59
Class 529-A	1,213,888	13,252		91.60
Class 529-C	51,453	580		88.78
Class 529-E	47,159	519		90.81
Class 529-T	18	—	*	92.33
Class 529-F-1	12	—	*	91.40
Class 529-F-2	130,168	1,409		92.39
Class 529-F-3	13	—	*	92.27
Class R-1	30,571	344		88.80
Class R-2	351,672	3,960		88.80
Class R-2E	41,890	461		90.85
Class R-3	676,260	7,438		90.92
Class R-4	958,983	10,436		91.89
Class R-5E	89,292	976		91.54
Class R-5	375,252	4,044		92.80
Class R-6	9,699,882	104,815		92.54

*	Amount less than one thousand.

See notes to financial statements.

16	New World Fund

Financial statements (continued)

Statement of operations for the six months ended April 30, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,038; also includes $3,379 from affiliates)	$239,788
Interest (net of non-U.S. taxes of $72)	42,117
Securities lending income (net of fees)	4,084	$285,989
Fees and expenses*:
Investment advisory services	139,596
Distribution services	30,139
Transfer agent services	24,425
Administrative services	8,210
Reports to shareholders	105
Registration statement and prospectus	781
Directors’ compensation	655
Auditing and legal	101
Custodian	3,859
State and local taxes	1
Other	703
Total fees and expenses before waiver/reimbursement	208,575
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	23
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		208,552
Net investment income		77,437

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $23):
Unaffiliated issuers	3,077,295
Affiliated issuers	78,454
Futures contracts	(1,819)
Forward currency contracts	(88)
Currency transactions	(6,872)	3,146,970
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $121,898):
Unaffiliated issuers	7,749,670
Affiliated issuers	599,090
Futures contracts	1,964
Forward currency contracts	(1,077)
Currency translations	(580)	8,349,067
Net realized gain and unrealized appreciation		11,496,037

Net increase in net assets resulting from operations		$11,573,474

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

New World Fund	17

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$77,437	$251,301
Net realized gain (loss)	3,146,970	(152,638)
Net unrealized appreciation	8,349,067	4,263,638
Net increase in net assets resulting from operations	11,573,474	4,362,301

Distributions paid to shareholders	(147,852)	(1,641,032)

Net capital share transactions	1,914,592	857,807

Total increase in net assets	13,340,214	3,579,076

Net assets:
Beginning of period	45,349,335	41,770,259
End of period	$58,689,549	$45,349,335

*	Unaudited.

See notes to financial statements.

18	New World Fund

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New World Fund	19

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors.

20	New World Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,738,265	$1,732,196	$—	$11,470,461
Consumer discretionary	7,338,598	105,165	—	7,443,763
Financials	6,836,012	109,426	—	6,945,438
Health care	6,731,309	93,229	11	6,824,549
Communication services	5,498,365	—	134,263	5,632,628
Materials	3,990,480	32,852	—	4,023,332
Industrials	3,103,348	200,087	—	3,303,435
Consumer staples	2,930,763	126,109	—	3,056,872
Energy	1,748,279	—	—	1,748,279
Real estate	1,189,367	—	—	1,189,367
Utilities	990,326	—	—	990,326
Preferred securities	352,655	—	70,807	423,462
Rights & warrants	786	342,092	—	342,878
Convertible bonds & notes	—	1,436	—	1,436
Bonds, notes & other debt instruments	—	1,533,639	—	1,533,639
Short-term securities	3,643,796	—	—	3,643,796
Total	$54,092,349	$4,276,231	$205,081	$58,573,661

New World Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,885	$—	$—	$1,885
Liabilities:
Unrealized depreciation on futures contracts	(699)	—	—	(699)
Unrealized depreciation on open forward currency contracts	—	(460)	—	(460)
Total	$1,186	$(460)	$—	$726

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with

22	New World Fund

more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

New World Fund	23

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $401,143,000, and the total value of collateral received was $421,142,000. Collateral received includes cash of $181,537,000 and U.S. government securities of $239,605,000. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $41,000,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $52,459,000.

24	New World Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,885	Unrealized depreciation*	$699
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	460
			$1,885		$1,159

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,819)	Net unrealized appreciation on futures contracts	$1,964
Forward currency	Currency	Net realized loss on forward currency contracts	(88)	Net unrealized depreciation on forward currency contracts	(1,077)
			$(1,907)		$887

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
JPMorgan Chase	$460	$—	$—	$(460)	$—

*	Collateral is shown on a settlement basis.

New World Fund	25

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2021, the fund recognized $12,435,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $3,046,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$147,358
Capital loss carryforward[1]	(135,641)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$23,107,303
Gross unrealized depreciation on investments	(605,157)
Net unrealized appreciation on investments	22,502,146
Cost of investments	36,072,241

26	New World Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2021					Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$15,320		$—	$15,320		$137,417		$342,582		$479,999
Class C	—		—	—		1,977		18,974		20,951
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	1,375		—	1,375		12,960		31,643		44,603
Class F-2	59,544		—	59,544		169,638		331,050		500,688
Class F-3	25,098		—	25,098		64,294		117,206		181,500
Class 529-A	1,043		—	1,043		9,092		23,630		32,722
Class 529-C	—		—	—		286		3,124		3,410
Class 529-E	—		—	—		322		1,026		1,348
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	1,082		2,306		3,388
Class 529-F-2[3]	325		—	325		—		—		—
Class 529-F-3[3]	—	[2]	—	—	[2]	—		—		—
Class R-1	—		—	—		89		783		872
Class R-2	—		—	—		1,265		8,303		9,568
Class R-2E	—		—	—		250		896		1,146
Class R-3	—		—	—		4,849		16,244		21,093
Class R-4	1,290		—	1,290		8,945		21,514		30,459
Class R-5E	235		—	235		536		1,053		1,589
Class R-5	1,412		—	1,412		4,230		8,061		12,291
Class R-6	42,210		—	42,210		105,024		190,381		295,405
Total	$147,852		$—	$147,852		$522,256		$1,118,776		$1,641,032

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.477% on such assets in excess of $44 billion. During the six months ended April 30, 2021, CRMC voluntarily waived investment advisory services fees of $23,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $139,596,000 were reduced to $139,573,000, both of which were equivalent to an annualized rate of 0.510% of average daily net assets.

New World Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	New World Fund

For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$19,522		$10,935		$2,374		Not applicable
Class C	3,038		427		92		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	1,656		879		199		Not applicable
Class F-2	Not applicable		9,308		2,604		Not applicable
Class F-3	Not applicable		151		905		Not applicable
Class 529-A	1,283		731		172		$345
Class 529-C	248		33		8		15
Class 529-E	111		14		7		13
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		67		18		36
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	143		22		4		Not applicable
Class R-2	1,274		597		51		Not applicable
Class R-2E	120		43		6		Not applicable
Class R-3	1,621		522		97		Not applicable
Class R-4	1,123		463		135		Not applicable
Class R-5E	Not applicable		57		11		Not applicable
Class R-5	Not applicable		93		53		Not applicable
Class R-6	Not applicable		83		1,474		Not applicable
Total class-specific expenses	$30,139		$24,425		$8,210		$409

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $655,000 in the fund’s statement of operations reflects $108,000 in current fees (either paid in cash or deferred) and a net increase of $547,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $125,787,000 and $194,067,000, respectively, which generated $69,807,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

New World Fund	29

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2021.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$979,098	10,989	$15,032		173		$(847,144)	(9,586)	$146,986	1,576
Class C	61,180	715	—		—		(95,097)	(1,120)	(33,917)	(405)
Class T	—	—	—		—		—	—	—	—
Class F-1	225,184	2,570	1,351		16		(182,366)	(2,072)	44,169	514
Class F-2	3,230,550	36,238	57,766		666		(1,649,318)	(18,609)	1,638,998	18,295
Class F-3	1,240,790	13,917	24,250		279		(520,510)	(5,880)	744,530	8,316
Class 529-A	73,044	831	1,042		12		(75,673)	(866)	(1,587)	(23)
Class 529-C	4,601	55	—		—		(10,912)	(129)	(6,311)	(74)
Class 529-E	2,653	30	—		—		(3,174)	(37)	(521)	(7)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(7)	— [2]	(7)	— [2]
Class 529-F-2	16,889	192	324		4		(8,556)	(97)	8,657	99
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	4,858	56	—		—		(4,408)	(53)	450	3
Class R-2	38,752	453	—		—		(51,713)	(607)	(12,961)	(154)
Class R-2E	8,322	95	—		—		(10,121)	(117)	(1,799)	(22)
Class R-3	84,732	971	—		—		(110,277)	(1,274)	(25,545)	(303)
Class R-4	140,575	1,602	1,290		15		(133,106)	(1,515)	8,759	102
Class R-5E	26,276	299	235		3		(8,931)	(101)	17,580	201
Class R-5	55,499	622	1,406		16		(61,430)	(688)	(4,525)	(50)
Class R-6	1,356,990	15,302	41,155		473		(2,006,509)	(22,443)	(608,364)	(6,668)
Total net increase (decrease)	$7,549,993	84,937	$143,851		1,657		$(5,779,252)	(65,194)	$1,914,592	21,400

See end of table for footnotes.

30	New World Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$1,025,468	15,042		$472,019		6,717		$(1,898,148)	(28,710)	$(400,661)	(6,951)
Class C	62,497	957		20,812		306		(283,665)	(4,305)	(200,356)	(3,042)
Class T	—	—		—		—		—	—	—	—
Class F-1	334,514	5,022		43,926		629		(512,132)	(7,840)	(133,692)	(2,189)
Class F-2	4,045,285	60,960		483,003		6,898		(3,561,493)	(54,999)	966,795	12,859
Class F-3	1,353,998	20,072		177,744		2,531		(1,317,396)	(19,924)	214,346	2,679
Class 529-A	146,973	2,127		32,711		470		(151,086)	(2,234)	28,598	363
Class 529-C	9,422	144		3,409		50		(88,278)	(1,296)	(75,447)	(1,102)
Class 529-E	3,172	48		1,348		19		(7,006)	(104)	(2,486)	(37)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	18,270	274		3,381		49		(114,437)	(1,585)	(92,786)	(1,262)
Class 529-F-2[3]	96,796	1,310		—		—		—	—	96,796	1,310
Class 529-F-3[3]	10	—	[2]	—		—		—	—	10	— [2]
Class R-1	4,349	67		863		13		(10,893)	(170)	(5,681)	(90)
Class R-2	56,053	861		9,555		140		(93,231)	(1,430)	(27,623)	(429)
Class R-2E	9,594	144		1,146		17		(10,508)	(158)	232	3
Class R-3	122,019	1,832		20,987		303		(219,932)	(3,312)	(76,926)	(1,177)
Class R-4	161,796	2,442		30,453		436		(315,175)	(4,704)	(122,926)	(1,826)
Class R-5E	29,624	437		1,588		22		(16,124)	(240)	15,088	219
Class R-5	72,101	1,054		12,226		174		(102,882)	(1,525)	(18,555)	(297)
Class R-6	1,700,611	25,325		289,164		4,120		(1,296,694)	(19,159)	693,081	10,286
Total net increase (decrease)	$9,252,552	138,118		$1,604,335		22,894		$(9,999,080)	(151,695)	$857,807	9,317

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,567,154,000 and $9,662,576,000, respectively, during the six months ended April 30, 2021.

New World Fund	31

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2021[5,6]	$73.88	$.04	$18.64	$18.68	$(.09)	$—	$(.09)	$92.47	25.28%[7]		$16,844		.95%[8]		.95%[8]		.09%[8]
10/31/2020	69.13	.27	7.06	7.33	(.74)	(1.84)	(2.58)	73.88	10.78		13,341		1.00		1.00		.40
10/31/2019	59.37	.69	10.36	11.05	(.58)	(.71)	(1.29)	69.13	19.15		12,964		1.02		1.02		1.07
10/31/2018	66.29	.66	(6.31)	(5.65)	(.63)	(.64)	(1.27)	59.37	(8.73)		11,410		.99		.99		1.00
10/31/2017	53.67	.55	12.55	13.10	(.48)	—	(.48)	66.29	24.66		13,022		1.04		1.04		.94
10/31/2016	51.37	.52	2.08	2.60	(.30)	—	(.30)	53.67	5.10		11,103		1.07		1.07		1.03
Class C:
4/30/2021[5,6]	70.96	(.28)	17.90	17.62	—	—	—	88.58	24.81	[7]	629		1.69	[8]	1.69	[8]	(.66)[8]
10/31/2020	66.46	(.22)	6.75	6.53	(.19)	(1.84)	(2.03)	70.96	9.98		533		1.74		1.74		(.33)
10/31/2019	57.02	.19	10.02	10.21	(.06)	(.71)	(.77)	66.46	18.21		701		1.79		1.79		.30
10/31/2018	63.75	.13	(6.07)	(5.94)	(.15)	(.64)	(.79)	57.02	(9.45)		713		1.79		1.79		.20
10/31/2017	51.60	.08	12.12	12.20	(.05)	—	(.05)	63.75	23.68		851		1.84		1.84		.14
10/31/2016	49.48	.10	2.02	2.12	—	—	—	51.60	4.26		777		1.88		1.88		.21
Class T:
4/30/2021[5,6]	73.86	.13	18.62	18.75	(.26)	—	(.26)	92.35	25.39	[7,9]	—	[10]	.73	[8,9]	.73	[8,9]	.30	[8,9]
10/31/2020	69.12	.43	7.05	7.48	(.90)	(1.84)	(2.74)	73.86	11.05	[9]	—	[10]	.76	[9]	.76	[9]	.62	[9]
10/31/2019	59.39	.82	10.35	11.17	(.73)	(.71)	(1.44)	69.12	19.39	[9]	—	[10]	.78	[9]	.78	[9]	1.28	[9]
10/31/2018	66.35	.78	(6.32)	(5.54)	(.78)	(.64)	(1.42)	59.39	(8.57)[9]		—	[10]	.79	[9]	.79	[9]	1.18	[9]
10/31/2017[5,11]	57.00	.44	8.91	9.35	—	—	—	66.35	16.40	[7,9]	—	[10]	.85	[8,9]	.85	[8,9]	1.27	[8,9]
Class F-1:
4/30/2021[5,6]	73.39	.04	18.51	18.55	(.09)	—	(.09)	91.85	25.28	[7]	1,421		.94	[8]	.94	[8]	.10	[8]
10/31/2020	68.68	.29	7.01	7.30	(.75)	(1.84)	(2.59)	73.39	10.83		1,097		.98		.98		.43
10/31/2019	58.95	.69	10.30	10.99	(.55)	(.71)	(1.26)	68.68	19.16		1,177		1.00		1.00		1.09
10/31/2018	65.85	.65	(6.27)	(5.62)	(.64)	(.64)	(1.28)	58.95	(8.75)		1,017		1.00		1.00		.98
10/31/2017	53.31	.56	12.46	13.02	(.48)	—	(.48)	65.85	24.69		1,407		1.02		1.02		.97
10/31/2016	51.03	.50	2.10	2.60	(.32)	—	(.32)	53.31	5.14		1,172		1.03		1.03		1.00
Class F-2:
4/30/2021[5,6]	73.81	.17	18.61	18.78	(.31)	—	(.31)	92.28	25.43	[7]	19,297		.67	[8]	.67	[8]	.38	[8]
10/31/2020	69.06	.48	7.05	7.53	(.94)	(1.84)	(2.78)	73.81	11.14		14,085		.70		.70		.70
10/31/2019	59.35	.88	10.32	11.20	(.78)	(.71)	(1.49)	69.06	19.49		12,291		.72		.72		1.37
10/31/2018	66.27	.85	(6.32)	(5.47)	(.81)	(.64)	(1.45)	59.35	(8.49)		9,250		.72		.72		1.28
10/31/2017	53.69	.71	12.53	13.24	(.66)	—	(.66)	66.27	25.02		8,100		.75		.75		1.22
10/31/2016	51.39	.71	2.06	2.77	(.47)	—	(.47)	53.69	5.45		6,392		.76		.76		1.39
Class F-3:
4/30/2021[5,6]	74.08	.21	18.68	18.89	(.38)	—	(.38)	92.59	25.52	[7]	6,832		.57	[8]	.57	[8]	.49	[8]
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25		4,850		.60		.60		.81
10/31/2019	59.54	.96	10.34	11.30	(.83)	(.71)	(1.54)	69.30	19.62		4,351		.62		.62		1.48
10/31/2018	66.49	.91	(6.34)	(5.43)	(.88)	(.64)	(1.52)	59.54	(8.40)		3,022		.63		.63		1.38
10/31/2017[5,12]	54.47	.65	11.37	12.02	—	—	—	66.49	22.07	[7]	2,503		.65	[8]	.65	[8]	1.38	[8]
Class 529-A:
4/30/2021[5,6]	73.19	.03	18.46	18.49	(.08)	—	(.08)	91.60	25.24	[7]	1,214		.97	[8]	.97	[8]	.07	[8]
10/31/2020	68.50	.25	6.99	7.24	(.71)	(1.84)	(2.55)	73.19	10.77		971		1.02		1.02		.37
10/31/2019	58.83	.65	10.28	10.93	(.55)	(.71)	(1.26)	68.50	19.08		884		1.06		1.06		1.03
10/31/2018	65.72	.62	(6.26)	(5.64)	(.61)	(.64)	(1.25)	58.83	(8.78)		788		1.05		1.05		.95
10/31/2017	53.22	.52	12.43	12.95	(.45)	—	(.45)	65.72	24.60		867		1.09		1.09		.89
10/31/2016	50.93	.49	2.07	2.56	(.27)	—	(.27)	53.22	5.05		709		1.13		1.13		.97

See end of table for footnotes.

32	New World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$71.13	$(.29)	$17.94	$17.65	$—	$—	$—	$88.78	24.80%[7]		$52		1.72%[8]		1.72%[8]		(.69)%[8]
10/31/2020	66.62	(.21)	6.73	6.52	(.17)	(1.84)	(2.01)	71.13	9.93		47		1.78		1.78		(.32)
10/31/2019	57.14	.16	10.06	10.22	(.03)	(.71)	(.74)	66.62	18.18		117		1.82		1.82		.27
10/31/2018	63.76	.09	(6.07)	(5.98)	—	(.64)	(.64)	57.14	(9.49)		117		1.83		1.83		.14
10/31/2017	51.64	.06	12.12	12.18	(.06)	—	(.06)	63.76	23.61		173		1.88		1.88		.11
10/31/2016	49.55	.09	2.00	2.09	—	—	—	51.64	4.22		147		1.92		1.92		.18
Class 529-E:
4/30/2021[5,6]	72.57	(.06)	18.30	18.24	—	—	—	90.81	25.14	[7]	47		1.18	[8]	1.18	[8]	(.14)[8]
10/31/2020	67.94	.13	6.92	7.05	(.58)	(1.84)	(2.42)	72.57	10.55		38		1.22		1.22		.19
10/31/2019	58.32	.53	10.21	10.74	(.41)	(.71)	(1.12)	67.94	18.86		38		1.26		1.26		.83
10/31/2018	65.17	.48	(6.21)	(5.73)	(.48)	(.64)	(1.12)	58.32	(8.98)		35		1.26		1.26		.73
10/31/2017	52.78	.39	12.35	12.74	(.35)	—	(.35)	65.17	24.34		41		1.30		1.30		.68
10/31/2016	50.50	.38	2.05	2.43	(.15)	—	(.15)	52.78	4.84		33		1.34		1.34		.76
Class 529-T:
4/30/2021[5,6]	73.84	.11	18.61	18.72	(.23)	—	(.23)	92.33	25.38	[7,9]	—	[10]	.78	[8,9]	.78	[8,9]	.25	[8,9]
10/31/2020	69.10	.40	7.06	7.46	(.88)	(1.84)	(2.72)	73.84	11.00	[9]	—	[10]	.79	[9]	.79	[9]	.59	[9]
10/31/2019	59.37	.79	10.35	11.14	(.70)	(.71)	(1.41)	69.10	19.34	[9]	—	[10]	.82	[9]	.82	[9]	1.24	[9]
10/31/2018	66.33	.75	(6.30)	(5.55)	(.77)	(.64)	(1.41)	59.37	(8.60)[9]		—	[10]	.83	[9]	.83	[9]	1.14	[9]
10/31/2017[5,11]	57.00	.43	8.90	9.33	—	—	—	66.33	16.37	[7,9]	—	[10]	.89	[8,9]	.89	[8,9]	1.23	[8,9]
Class 529-F-1:
4/30/2021[5,6]	73.20	.11	18.46	18.57	(.37)	—	(.37)	91.40	25.37	[7,9]	—	[10]	.76	[8,9]	.76	[8,9]	.26	[8,9]
10/31/2020	68.51	.41	6.98	7.39	(.86)	(1.84)	(2.70)	73.20	11.01	[9]	—	[10]	.80	[9]	.80	[9]	.60	[9]
10/31/2019	58.90	.80	10.25	11.05	(.73)	(.71)	(1.44)	68.51	19.36		86		.84		.84		1.25
10/31/2018	65.78	.76	(6.26)	(5.50)	(.74)	(.64)	(1.38)	58.90	(8.58)		73		.83		.83		1.15
10/31/2017	53.28	.64	12.43	13.07	(.57)	—	(.57)	65.78	24.85		58		.88		.88		1.10
10/31/2016	50.99	.59	2.07	2.66	(.37)	—	(.37)	53.28	5.28		44		.93		.93		1.17
Class 529-F-2:
4/30/2021[5,6]	73.88	.14	18.61	18.75	(.24)	—	(.24)	92.39	25.40	[7]	130		.73	[8]	.73	[8]	.31	[8]
10/31/2020[5,13]	73.88	—	—	—	—	—	—	73.88	—	[7]	97		—	[7]	—	[7]	—	[7]
Class 529-F-3:
4/30/2021[5,6]	73.88	.18	18.60	18.78	(.39)	—	(.39)	92.27	25.45	[7]	—	[10]	.73	[8]	.62	[8]	.40	[8]
10/31/2020[5,13]	73.88	—	—	—	—	—	—	73.88	—	[7]	—	[10]	—	[7]	—	[7]	—	[7]
Class R-1:
4/30/2021[5,6]	71.14	(.28)	17.94	17.66	—	—	—	88.80	24.81	[7]	31		1.70	[8]	1.70	[8]	(.65)[8]
10/31/2020	66.65	(.24)	6.78	6.54	(.21)	(1.84)	(2.05)	71.14	9.96		24		1.77		1.77		(.37)
10/31/2019	57.18	.19	10.05	10.24	(.06)	(.71)	(.77)	66.65	18.23		29		1.78		1.78		.31
10/31/2018	63.93	.14	(6.08)	(5.94)	(.17)	(.64)	(.81)	57.18	(9.44)		28		1.77		1.77		.22
10/31/2017	51.78	.09	12.15	12.24	(.09)	—	(.09)	63.93	23.68		32		1.82		1.82		.15
10/31/2016	49.63	.13	2.02	2.15	—	—	—	51.78	4.33		29		1.83		1.83		.26

See end of table for footnotes.

New World Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2021[5,6]	$71.13	$(.26)	$17.93	$17.67	$—	$—	$—	$88.80	24.83%[7]	$352		1.66%[8]		1.66%[8]		(.63)%[8]
10/31/2020	66.67	(.20)	6.78	6.58	(.28)	(1.84)	(2.12)	71.13	10.03	293		1.70		1.70		(.30)
10/31/2019	57.19	.23	10.06	10.29	(.10)	(.71)	(.81)	66.67	18.32	303		1.72		1.72		.37
10/31/2018	63.96	.17	(6.09)	(5.92)	(.21)	(.64)	(.85)	57.19	(9.41)	283		1.72		1.72		.27
10/31/2017	51.79	.14	12.16	12.30	(.13)	—	(.13)	63.96	23.82	349		1.73		1.73		.25
10/31/2016	49.63	.15	2.01	2.16	—	—	—	51.79	4.35	311		1.79		1.79		.31
Class R-2E:
4/30/2021[5,6]	72.67	(.15)	18.33	18.18	—	—	—	90.85	25.00 [7]	42		1.38	[8]	1.38	[8]	(.34)[8]
10/31/2020	68.10	— [14]	6.92	6.92	(.51)	(1.84)	(2.35)	72.67	10.34	35		1.41		1.41		(.01)
10/31/2019	58.48	.42	10.24	10.66	(.33)	(.71)	(1.04)	68.10	18.66	33		1.43		1.43		.66
10/31/2018	65.48	.37	(6.22)	(5.85)	(.51)	(.64)	(1.15)	58.48	(9.13)	25		1.43		1.43		.57
10/31/2017	53.25	.33	12.39	12.72	(.49)	—	(.49)	65.48	24.16	23		1.44		1.44		.56
10/31/2016	51.02	.43	1.99	2.42	(.19)	—	(.19)	53.25	4.76	6		1.45		1.45		.84
Class R-3:
4/30/2021[5,6]	72.67	(.08)	18.33	18.25	—	—	—	90.92	25.10 [7]	676		1.22	[8]	1.22	[8]	(.19)[8]
10/31/2020	68.03	.10	6.93	7.03	(.55)	(1.84)	(2.39)	72.67	10.51	563		1.26		1.26		.14
10/31/2019	58.39	.52	10.21	10.73	(.38)	(.71)	(1.09)	68.03	18.83	607		1.28		1.28		.82
10/31/2018	65.26	.47	(6.21)	(5.74)	(.49)	(.64)	(1.13)	58.39	(8.99)	585		1.28		1.28		.71
10/31/2017	52.87	.40	12.36	12.76	(.37)	—	(.37)	65.26	24.35	691		1.30		1.30		.69
10/31/2016	50.60	.39	2.05	2.44	(.17)	—	(.17)	52.87	4.84	513		1.34		1.34		.78
Class R-4:
4/30/2021[5,6]	73.44	.05	18.52	18.57	(.12)	—	(.12)	91.89	25.29 [7]	959		.91	[8]	.91	[8]	.12	[8]
10/31/2020	68.72	.31	7.01	7.32	(.76)	(1.84)	(2.60)	73.44	10.87	759		.94		.94		.46
10/31/2019	59.03	.72	10.29	11.01	(.61)	(.71)	(1.32)	68.72	19.20	836		.97		.97		1.12
10/31/2018	65.95	.68	(6.28)	(5.60)	(.68)	(.64)	(1.32)	59.03	(8.70)	730		.97		.97		1.02
10/31/2017	53.45	.58	12.47	13.05	(.55)	—	(.55)	65.95	24.72	787		.98		.98		1.00
10/31/2016	51.15	.56	2.07	2.63	(.33)	—	(.33)	53.45	5.18	523		1.01		1.01		1.10
Class R-5E:
4/30/2021[5,6]	73.23	.15	18.45	18.60	(.29)	—	(.29)	91.54	25.43 [7]	89		.71	[8]	.71	[8]	.35	[8]
10/31/2020	68.56	.44	7.01	7.45	(.94)	(1.84)	(2.78)	73.23	11.08	57		.74		.74		.66
10/31/2019	58.94	.86	10.25	11.11	(.78)	(.71)	(1.49)	68.56	19.46	38		.76		.76		1.34
10/31/2018	65.92	.86	(6.32)	(5.46)	(.88)	(.64)	(1.52)	58.94	(8.53)	16		.77		.77		1.33
10/31/2017	53.51	.73	12.39	13.12	(.71)	—	(.71)	65.92	24.93	2		.79		.79		1.21
10/31/2016[5,15]	51.81	.59	1.64	2.23	(.53)	—	(.53)	53.51	4.37 [7]	—	[10]	.90	[8]	.89	[8]	1.24	[8]
Class R-5:
4/30/2021[5,6]	74.24	.19	18.72	18.91	(.35)	—	(.35)	92.80	25.47 [7]	375		.61	[8]	.61	[8]	.42	[8]
10/31/2020	69.43	.52	7.09	7.61	(.96)	(1.84)	(2.80)	74.24	11.20	304		.64		.64		.76
10/31/2019	59.67	.89	10.40	11.29	(.82)	(.71)	(1.53)	69.43	19.57	305		.67		.67		1.40
10/31/2018	66.60	.88	(6.35)	(5.47)	(.82)	(.64)	(1.46)	59.67	(8.45)	268		.67		.67		1.32
10/31/2017	53.92	.76	12.58	13.34	(.66)	—	(.66)	66.60	25.11	427		.68		.68		1.30
10/31/2016	51.61	.71	2.09	2.80	(.49)	—	(.49)	53.92	5.49	298		.71		.71		1.40
Class R-6:
4/30/2021[5,6]	74.05	.21	18.66	18.87	(.38)	—	(.38)	92.54	25.51 [7]	9,700		.56	[8]	.56	[8]	.48	[8]
10/31/2020	69.27	.56	7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255		.59		.59		.82
10/31/2019	59.52	.95	10.35	11.30	(.84)	(.71)	(1.55)	69.27	19.62	7,010		.61		.61		1.48
10/31/2018	66.45	.92	(6.33)	(5.41)	(.88)	(.64)	(1.52)	59.52	(8.38)	5,095		.62		.62		1.39
10/31/2017	53.83	.79	12.54	13.33	(.71)	—	(.71)	66.45	25.16	4,217		.64		.64		1.34
10/31/2016	51.52	.76	2.07	2.83	(.52)	—	(.52)	53.83	5.56	2,661		.65		.65		1.48

	Six months ended	Year ended October 31,
	April 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[16]	19%	40%	37%	36%	37%	30%

See end of table for footnotes.

34	New World Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

New World Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	New World Fund

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,252.78	$5.31	.95%
Class A – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class C – actual return	1,000.00	1,248.09	9.42	1.69
Class C – assumed 5% return	1,000.00	1,016.41	8.45	1.69
Class T – actual return	1,000.00	1,253.93	4.08	.73
Class T – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-1 – actual return	1,000.00	1,252.83	5.25	.94
Class F-1 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class F-2 – actual return	1,000.00	1,254.32	3.74	.67
Class F-2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-3 – actual return	1,000.00	1,255.15	3.19	.57
Class F-3 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 529-A – actual return	1,000.00	1,252.45	5.42	.97
Class 529-A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-C – actual return	1,000.00	1,247.98	9.59	1.72
Class 529-C – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class 529-E – actual return	1,000.00	1,251.36	6.59	1.18
Class 529-E – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class 529-T – actual return	1,000.00	1,253.84	4.36	.78
Class 529-T – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 529-F-1 – actual return	1,000.00	1,253.73	4.25	.76
Class 529-F-1 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-F-2 – actual return	1,000.00	1,254.01	4.08	.73
Class 529-F-2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-F-3 – actual return	1,000.00	1,254.50	3.47	.62
Class 529-F-3 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-1 – actual return	1,000.00	1,248.08	9.48	1.70
Class R-1 – assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class R-2 – actual return	1,000.00	1,248.26	9.25	1.66
Class R-2 – assumed 5% return	1,000.00	1,016.56	8.30	1.66
Class R-2E – actual return	1,000.00	1,250.01	7.70	1.38
Class R-2E – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-3 – actual return	1,000.00	1,250.97	6.81	1.22
Class R-3 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Class R-4 – actual return	1,000.00	1,252.92	5.08	.91
Class R-4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-5E – actual return	1,000.00	1,254.28	3.97	.71
Class R-5E – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5 – actual return	1,000.00	1,254.75	3.41	.61
Class R-5 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-6 – actual return	1,000.00	1,255.12	3.13	.56
Class R-6 – assumed 5% return	1,000.00	1,022.02	2.81	.56

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New World Fund	37

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2020. They generally placed greater emphasis on longer term periods. the basis of this evaluation and the Board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

38	New World Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New World Fund	39

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

40	New World Fund

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New World Fund	41

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42	New World Fund

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New World Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2021